Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]
Schedule of Short-Term Bank Borrowings	Short-term bank borrowings as of December 31, 2024 consisted of the following:
Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.30%	2024/2/1	2025/1/31*	5,000,000	684,997
Bank of China	Huadong	2.42%	2024/3/11	2025/3/10*	5,000,000	684,997
Bank of Communications	Huadong	2.55%	2024/4/23	2025/4/23	9,000,000	1,232,995
Bank of Jiangsu	Huadong	2.60%	2024/12/23	2025/12/15	10,000,000	1,369,994
CITIC Bank	Huada	2.70%	2024/9/26	2025/9/25	5,000,000	684,997
CITIC Bank	Huada	2.70%	2024/9/30	2025/9/25	5,000,000	684,997
Industrial and Commercial Bank of China	Yada	3.45%	2024/2/22	2025/2/21*	9,000,000	1,232,995
Agricultural Bank of China	Yada	2.70%	2024/10/24	2025/10/23	10,000,000	1,369,994
Total					58,000,000	7,945,966

*	These loans were repaid upon maturity.

Short-term bank borrowings as of December 31, 2023 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	2023/1/31	2024/1/29	5,000,000	704,235
Bank of China	Huadong	3.50%	2023/3/10	2024/3/9	10,000,000	1,408,471
Bank of Communications	Huadong	3.50%	2022/11/3	2024/4/25	5,000,000	704,235
Bank of Communications	Huadong	3.50%	2023/1/19	2024/5/25	4,000,000	563,389
Agricultural Bank of China	Huadong	3.15%	2023/4/21	2024/4/19	9,000,000	1,267,623
Industrial and Commercial Bank of China	Yada	3.45%	2023/2/17	2024/2/16	9,000,000	1,267,623
Agricultural Bank of China	Yada	3.15%	2023/12/20	2024/12/19	10,000,000	1,408,471
Total					52,000,000	7,324,047

Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	December 31, 2024	December 31, 2023
	US$	US$
Buildings, net	1,062,792	1,705,833
Land use right, net	-	90,832
Total	1,062,792	1,796,665